Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deductible value-added tax input	4,122	16,487	2,587
Staff advances	1,039	1,257	197
Prepayment to suppliers	14,008	9,958	1,563
Others	2,252	1,693	267

	21,421	29,395	4,614

As of December 31, 2020 and 2021, the Group recorded the allowance for doubtful accounts relating to prepayment to third parties of RMB1,586 and RMB1,537 (US$241),

respectively.